Warrant Transaction Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrant Transaction Agreement [Abstract]
Warrant Transaction Agreement
6. WARRANT TRANSACTION AGREEMENT
In November 2019, contemporaneously with a revenue arrangement, the Company entered into a contract, pursuant to which the Company agreed to issue to a customer, warrants to acquire up to 2,050,463 shares of Series
B-1
(the “Warrant Shares”), subject to certain vesting events. As the warrants were issued in connection with an existing commercial agreement with a customer, the value of the warrants were determined to be consideration payable to the customer and consequently are treated as a reduction to revenue recognized under the corresponding revenue arrangement. As a result, during the three and six months ended June 30, 2021 $0.1 million of warrant amortization was recognized against revenue, respectively. No warrant expense was recognized against revenue in the three and six month periods ended June 30, 2020.
Under the terms of the warrant agreement, 6.5% of the Warrant Shares will vest and be immediately exercisable on the date of the public announcement of the availability of the Company’s hardware on the cloud provider’s platform. The Warrant Shares have an exercise price of $5.58 per share and are exercisable through November 2029.
The fair value of the Warrant Shares at the date of issuance was determined to be $8.7 million. As of June 30, 2021, Warrant Shares with a fair value of $0.6 million were vested. The fair value of the unamortized warrants as of June 30, 2021 is $0.4 million and is recorded within other noncurrent assets and will be amortized over time as the related customer revenue is earned.

9. WARRANT TRANSACTION AGREEMENT
In November 2019, contemporaneously with a revenue arrangement, the Company entered into a contract, pursuant to which the Company agreed to issue to a customer a warrant to acquire up to 2,050,463 shares of
Series
B-1
(the “Warrant Shares”), subject to certain vesting events. As the warrant was issued in connection with an existing commercial agreement with a customer, the value of the warrant was determined to be consideration payable to the customer and consequently will be treated as a reduction to revenue recognized under the corresponding revenue arrangement.
Approximately 6.5% of the Warrant Shares vested and became immediately exercisable in August 2020. The remaining Warrant Shares will vest and become exercisable upon satisfaction of certain milestones based on revenue generated under the commercial agreement with the customer, to the extent certain prepayments are made by the customer. The exercise price for the Warrant Shares is $5.58 per share and the warrant is exercisable through November 2029.
The fair value of the Warrant Shares at the date of issuance was determined to be $8.7 million. At December 31, 2019, no Warrant Shares were vested or probable of vesting. As of December 31, 2020, Warrant Shares with a fair value of $566 thousand were vested. This fair value is recorded within other noncurrent assets and the Warrant Shares are amortized over time as the related customer revenue is earned. During the year ended December 31, 2020, $38 thousand of the warrant amortization was recorded as a reduction of the related customer revenue.
The Company estimated the fair value of warrants on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each warrant. The estimated fair value of Series
B-1
was based on the Series
B-1
offering price due to its proximity to the grant date of the Warrant Shares. The estimated term is based on the contractual life of the Warrant Shares. The remaining assumptions were developed consistent with the methodologies described further in Note 10 –
Share Based Compensation
.
The Warrant Shares are presented outside of permanent equity in mezzanine equity on the balance sheets as the underlying shares are contingently redeemable, as discussed further in Note 8 –
Convertible Redeemable Preferred Stock and Stockholders’ Deficit
.
The assumptions used to estimate the fair value of the Warrant Shares granted during the year ended December 31, 2019 are as follows:

At Grant Date
Risk- Free Interest Rate	1.77%
Expected Term (in years)	10
Expected Volatility	70%
Dividend Yield	— %